Derivatives and Hedging (Details) - Hman Group holdings Inc and subsidiaries $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 08, 2018 USD ($)	Jan. 18, 2018	Jan. 08, 2018 USD ($)	Jun. 26, 2021 USD ($) DerivativeInstrument	Jun. 27, 2020 USD ($)	Jun. 26, 2021 USD ($) DerivativeInstrument	Jun. 27, 2020 USD ($)	Dec. 26, 2020 USD ($) item	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on change in fair value of derivatives				$ 751	$ 308	$ 1,424	$ (1,942)	$ (601)	$ (2,608)	$ (607)
Number of derivative instruments held for trading purposes				0		0		0
2018 Swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value of derivatives reported in other non-current liabilities								$ 709	3,592
Gain (loss) on change in fair value of derivatives								1,424	$ 601	$ 2,608
2018 Swap 1
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Term of the derivative		3 years	3 years
Notional amount			$ 90,000
Fixed interest rate (as a percent)			2.30%
Applicable interest rate margin (as a percent)			4.00%
Effective interest rate (as a percent)			6.30%
Fair value of derivatives reported in other accrued expenses				$ 110		$ 110
2018 Swap 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Term of the derivative	3 years
Notional amount	$ 60,000
Fixed interest rate (as a percent)	3.10%
Applicable interest rate margin (as a percent)	4.00%
Effective interest rate (as a percent)	7.10%
Fair value of derivatives reported in other accrued expenses								3,484
Fair value of derivatives reported in other non-current liabilities				$ 2,659		$ 2,659		$ 3,484